Trade receivables (Details) kr in Millions	12 Months Ended
Dec. 31, 2018 DKK (kr)
Trade receivables
Overdue trade receivables	kr 0.0
Minimum
Trade receivables
Due period trade receivables related to royalty	30 days
Maximum
Trade receivables
Due period trade receivables related to royalty	60 days